Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory at June 30, 2016 and December 31, 2015 consists of:

(Dollars in thousands)	June 30 2016	December 31 2015
Raw materials	$1,387	$1,587
Work in process	2,598	2,659
Finished goods	7,149	6,538

Total	$11,134	$10,784

Inventory at December 31, 2014 and 2015 consists of:

	December 31,
	2014	2015
Raw materials	$1,908	$1,587
Work in process	3,030	2,659
Finished goods	3,767	6,538

Total	$8,705	$10,784